Contingencies (Product Liability) (Narrative) (Details) (Product Liability, USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Product Liability
Loss Contingencies [Line Items]
Loss contingency accrual	$ 13.4	$ 13.8